CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue from Related Parties	¥ 573,158	¥ 145,442	¥ 142,477
Sales and marketing expenses from related party	1,548	111,550	434,875
Origination and servicing expenses from related party	354,985	718,734	409,287
General and administrative expenses from related party	¥ 135,118	¥ 192,934	¥ 122,338